Provisions (Narrative) (Details) - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions		£ 2,764	£ 2,588
Additions		2,650
Amounts utilised		1,943
Payment protection insurance redress [member]
Disclosure of other provisions [line items]
Provisions		1,155	888
Additions	£ 1,400	1,425
Amounts utilised		1,158
Payment protection insurance redress [member] | Cumulative provisions [Member]
Disclosure of other provisions [line items]
Provisions		11,000	9,600
Amounts utilised		9,800	8,700
Not later than one year [member]
Disclosure of other provisions [line items]
Expected reimbursement, other provisions		£ 2,457	£ 2,144